Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2025	2024
Cost:

Computer and peripheral equipment	12,458	$12,648
Office furniture and equipment	6,907	7,012
Equipment on lease	33,055	14,622
Machinery and equipment	38,084	37,651
Leasehold improvements	25,770	25,715
Building and land	20,143	20,128

	136,417	117,776

Accumulated depreciation	(66,925)	(58,554)

Property, plant and equipment, net	69,492	$59,222